Subsequent Events - Combined statements of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net income/(loss)	$ (743)	$ (3,469)	$ (6,272)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation and amortization	1,014	1,176	1,711
Expected credit loss	49	6	5
Share-based compensation expenses	102	753	1,137
Impairment loss on intangible assets	2,158	5,305
Changes in deferred taxes	(324)
Changes in operating assets and liabilities
Due from related parties		1,386	10,686
Deposits, prepayments and other current assets	(45)	125	15
Commission payable	(56)	489	(6,068)
Income tax payable	36		5
Lease liability	(1,024)	(955)	(1,590)
Other payables and accrued liabilities	18	(173)	264
Due to related parties	1,379	10,109
Net cash (used in)/ provided by operating activities	2,564	9,447	(107)
Cash flows from investing activity
Payment for intangible assets		(256)
Net cash used in investing activity		(256)
Cash flows from financing activities
Net increase/ (decrease) in cash, cash equivalents and restricted cash		9,191	(107)
Cash and cash equivalents at beginning of the year	12,620	3,429	3,536
Cash and cash equivalents at end of the year	15,184	12,620	3,429
Reconciliation to amounts on combined balances sheets
Cash and cash equivalents	15,184	12,620	3,429
Total cash, cash equivalents, and restricted cash	15,184	12,620	3,429
Supplemental disclosure of cash flow information
Income taxes paid	192	3
Supplemental disclosure of non-cash flow information:
Right-of-use assets obtained in exchange for lease obligations, net of decrease of right-of-use assets for early terminations		2,916
As previously reported
Cash flows from operating activities
Net income/(loss)		17,323	36,530
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation and amortization		7,817	4,387
Non-cash operating lease expense		12,359
Share-based compensation expenses		750	1,137
Impairment loss of goodwill		5,100
Impairment loss on intangible assets		318
Loss from disposal of long-term assets		12	3
Changes in deferred taxes		(265)	18
Changes in operating assets and liabilities
Accounts receivable		22,612	4,672
Contract assets		(4,824)
Due from related parties		9,521	9,293
Deposits, prepayments and other current assets		13,860	272
Commission payable		12,855	(7,028)
Commission payable-long term		(110)	(1,362)
Accounts payable		(5,904)
Advance from customers		(3,110)
Long-term prepayments			256
Investors' deposit		(8,818)	(17,985)
Income tax payable		6,863	504
Lease liability		(11,218)
Other payables and accrued liabilities		99	4,718
Due to related parties		274	1,761
Commitments and contingencies		149	(201)
Net cash (used in)/ provided by operating activities		75,663	36,975
Cash flows from investing activity
Payment for office equipment, furniture and leasehold improvements		(2,864)	(1,304)
Payment for intangible assets		(231)	(558)
Proceeds from disposal of long-term assets		4	4
Purchases of term deposit		(4,163)	(155)
Payment of consideration payable		(2,204)
Acquisition of a subsidiary, net of cash acquired (Note 4)		(26,358)	(6,422)
Acquisition of buildings and properties			(35,937)
Net cash used in investing activity		(35,816)	(44,372)
Cash flows from financing activities
Contributions from a shareholder and noncontrolling shareholders		514
Repayment of loans borrowed from third parties		(288)	(155)
Net cash provided by financing activities		226	(155)
Effect of exchange rate changes		(7,565)	(3,231)
Net increase/ (decrease) in cash, cash equivalents and restricted cash		32,508	(10,783)
Cash and cash equivalents at beginning of the year	130,904	98,396	109,179
Cash and cash equivalents at end of the year		130,904	98,396
Reconciliation to amounts on combined balances sheets
Cash and cash equivalents		120,251	78,245
Restricted cash		10,653	20,151
Total cash, cash equivalents, and restricted cash		130,904	98,396
Supplemental disclosure of cash flow information
Income taxes paid		3,945	13,162
Supplemental disclosure of non-cash flow information:
Effect on operating assets upon the adoption of ASU 2016-13 on July 1, 2022		29,425
Right-of-use assets obtained in exchange for lease obligations, net of decrease of right-of-use assets for early terminations		6,996
Transfer of prepayment of other liabilities to lease liabilities		1,460
Consideration payable related to business acquisition of a subsidiary			2,280
Liabilities assumed related to acquisition of buildings and properties			11,019
Loss of control influence
Cash flows from operating activities
Net income/(loss)		(20,792)	(42,802)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation and amortization		(6,641)	(2,676)
Expected credit loss		6	5
Non-cash operating lease expense		(12,359)
Share-based compensation expenses		3
Impairment loss of goodwill		(5,100)
Impairment loss on intangible assets		(318)
Loss from disposal of long-term assets		(12)	(3)
Changes in deferred taxes		265	(18)
Changes in operating assets and liabilities
Accounts receivable		(22,612)	(4,672)
Contract assets		4,824
Due from related parties		(8,135)	(1,393)
Deposits, prepayments and other current assets		(13,735)	(257)
Commission payable		(12,366)	960
Commission payable-long term		110	1,362
Accounts payable		5,904
Advance from customers		3,110
Long-term prepayments			(256)
Investors' deposit		8,818	17,985
Income tax payable		(6,863)	(499)
Lease liability		10,263	(1,590)
Other payables and accrued liabilities		(272)	(4,454)
Due to related parties		9,835	(1,761)
Commitments and contingencies		(149)	201
Net cash (used in)/ provided by operating activities		(66,216)	(37,082)
Cash flows from investing activity
Payment for office equipment, furniture and leasehold improvements		2,864	1,304
Payment for intangible assets		(25)	558
Proceeds from disposal of long-term assets		(4)	(4)
Purchases of term deposit		4,163	155
Payment of consideration payable		2,204
Acquisition of a subsidiary, net of cash acquired (Note 4)		26,358	6,422
Acquisition of buildings and properties			35,937
Net cash used in investing activity		35,560	44,372
Cash flows from financing activities
Contributions from a shareholder and noncontrolling shareholders		(514)
Repayment of loans borrowed from third parties		288	155
Net cash provided by financing activities		(226)	155
Effect of exchange rate changes		7,565	3,231
Net increase/ (decrease) in cash, cash equivalents and restricted cash		(23,317)	10,676
Cash and cash equivalents at beginning of the year	$ (118,284)	(94,967)	(105,643)
Cash and cash equivalents at end of the year		(118,284)	(94,967)
Reconciliation to amounts on combined balances sheets
Cash and cash equivalents		(107,631)	(74,816)
Restricted cash		(10,653)	(20,151)
Total cash, cash equivalents, and restricted cash		(118,284)	(94,967)
Supplemental disclosure of cash flow information
Income taxes paid		(3,942)	(13,162)
Supplemental disclosure of non-cash flow information:
Effect on operating assets upon the adoption of ASU 2016-13 on July 1, 2022		(29,425)
Right-of-use assets obtained in exchange for lease obligations, net of decrease of right-of-use assets for early terminations		(4,080)
Transfer of prepayment of other liabilities to lease liabilities		$ (1,460)
Consideration payable related to business acquisition of a subsidiary			(2,280)
Liabilities assumed related to acquisition of buildings and properties			$ (11,019)